Subsequent Events (Details) - USD ($)															12 Months Ended
	Feb. 07, 2020	Feb. 03, 2020	Oct. 17, 2019	Jul. 31, 2019	Apr. 25, 2019	Dec. 12, 2018	Oct. 23, 2018	Jul. 26, 2018	Apr. 26, 2018	Dec. 13, 2017	Oct. 25, 2017	Jul. 27, 2017	Apr. 27, 2017	Jan. 05, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Common stock dividends declared per share															$ 0.86	$ 1.12	$ 1.3475
Expected cash distribution on Enable Common Units															$ 261,000,000	$ 267,000,000	$ 0
Series A Preferred Units [Member] | Subsequent Event [Member] | Enable Midstream Partners [Member]
Subsequent Event [Line Items]
Declaration Date	Feb. 07, 2020
Record Date	Feb. 07, 2020
Payment Date	Feb. 14, 2020
Distributions Declared, Per Unit	$ 0.6250
Expected cash distribution on Enable's Series A Preferred Units	$ 9,000,000
Common Units [Member] | Subsequent Event [Member] | Enable Midstream Partners [Member]
Subsequent Event [Line Items]
Declaration Date	Feb. 07, 2020
Record Date	Feb. 18, 2020
Payment Date	Feb. 25, 2020
Distributions Declared, Per Unit	$ 0.3305
Expected cash distribution on Enable Common Units	$ 77,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Declaration Date			Oct. 17, 2019	Jul. 31, 2019	Apr. 25, 2019	Dec. 12, 2018	Oct. 23, 2018	Jul. 26, 2018	Apr. 26, 2018	Dec. 13, 2017	Oct. 25, 2017	Jul. 27, 2017	Apr. 27, 2017	Jan. 05, 2017
Record Date			Nov. 21, 2019	Aug. 15, 2019	May 16, 2019	Feb. 21, 2019	Nov. 15, 2018	Aug. 16, 2018	May 17, 2018	Feb. 15, 2018	Nov. 16, 2017	Aug. 16, 2017	May 16, 2017	Feb. 16, 2017
Payment Date			Dec. 12, 2019	Sep. 12, 2019	Jun. 13, 2019	Mar. 14, 2019	Dec. 13, 2018	Sep. 13, 2018	Jun. 14, 2018	Mar. 08, 2018	Dec. 08, 2017	Sep. 08, 2017	Jun. 09, 2017	Mar. 10, 2017
Common stock dividends declared per share			$ 0.2875	$ 0.2875	$ 0.2875	$ 0.2875	$ 0.2775	$ 0.2775	$ 0.2775	$ 0.2775	$ 0.2675	$ 0.2675	$ 0.2675	$ 0.2675	$ 0.8625	$ 1.1200	$ 1.3475
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Declaration Date		Feb. 03, 2020
Record Date		Feb. 20, 2020
Payment Date		Mar. 12, 2020
Common stock dividends declared per share		$ 0.2900
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Declaration Date				Jul. 31, 2019		Dec. 12, 2018
Record Date				Aug. 15, 2019		Feb. 15, 2019
Payment Date				Sep. 03, 2019		Mar. 01, 2019
Preferred stock dividends declared per share				$ 30.6250		$ 32.1563									30.6250	32.1563	0.0000
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Declaration Date		Feb. 03, 2020
Record Date		Feb. 14, 2020
Payment Date		Mar. 02, 2020
Preferred stock dividends declared per share		$ 30.6250
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Declaration Date			Oct. 17, 2019	Jul. 31, 2019	Apr. 25, 2019	Dec. 12, 2018	Oct. 23, 2018
Record Date			Nov. 15, 2019	Aug. 15, 2019	May 15, 2019	Feb. 15, 2019	Nov. 15, 2018
Payment Date			Dec. 02, 2019	Sep. 03, 2019	Jun. 03, 2019	Mar. 01, 2019	Dec. 01, 2018
Preferred stock dividends declared per share			$ 17.5000	$ 17.5000	$ 17.5000	$ 17.5000	$ 11.6667								$ 52.5000	$ 29.1667	$ 0.0000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Declaration Date		Feb. 03, 2020
Record Date		Feb. 14, 2020
Payment Date		Mar. 02, 2020
Preferred stock dividends declared per share		$ 17.5000
CenterPoint Energy Resources Corp.
Subsequent Event [Line Items]
Expected cash distribution on Enable Common Units															$ 0	$ 176,000,000	$ 0